Land use rights (Tables)	12 Months Ended
Dec. 31, 2019
Land use rights [abstract]
Detailed information about land use rights
2018

Beginning of the year
Cost	13,775,976
Accumulated amortisation	(2,128,752)
Accumulated impairment losses	(382,439)

Net book value	11,264,785

Movement:
Business combination	398,591
Addition	260,971
Amortisation charge for the year	(368,025)
Reclassification to assets held for sale	(29,924)
Disposals	(81,788)
Disposal of subsidiaries	-
Currency translation differences	5,424

End of the year	11,450,034

Cost	14,324,288
Accumulated amortisation	(2,486,181)
Accumulated impairment losses	(388,073)

Net book value	11,450,034